UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Series
Emerging Markets Debt Fund

March 31, 2015

1.924255.104

SED-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.6%
		Principal Amount (c)	Value
Argentina - 3.0%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (e)		$ 4,255,230	$ 4,463,736
10.75% 12/1/20 (Reg. S)		434,700	456,000
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		1,097,903	1,196,714
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		205,000	206,025
11.5% 7/20/20 (Reg. S)		10,000	11,140
Pan American Energy LLC 7.875% 5/7/21 (e)		1,605,000	1,665,188
Transportadora de Gas del Sur SA 9.625% 5/14/20 (e)		7,683,595	7,702,804
YPF SA:
8.75% 4/4/24 (e)		8,215,000	8,404,767
8.875% 12/19/18 (e)		8,610,000	8,833,430
TOTAL ARGENTINA			32,939,804
Bailiwick of Jersey - 0.6%
Polyus Gold International Ltd.:
5.625% 4/29/20 (e)		7,150,000	6,533,313
5.625% 4/29/20 (Reg. S)		550,000	502,563
TOTAL BAILIWICK OF JERSEY			7,035,876
Bangladesh - 0.4%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (e)		4,305,000	4,412,625
Bermuda - 0.7%
Digicel Group Ltd. 8.25% 9/1/17 (e)		6,210,000	6,338,112
Kosmos Energy Ltd. 7.875% 8/1/21 (e)		1,690,000	1,559,025
TOTAL BERMUDA			7,897,137
Brazil - 0.2%
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		2,290,000	2,015,200
British Virgin Islands - 0.7%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (e)	BRL	14,222,000	4,010,528
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (e)		4,150,000	3,680,531
4.875% 10/7/20 (Reg. S)		300,000	266,063
TOTAL BRITISH VIRGIN ISLANDS			7,957,122
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Canada - 0.6%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		$ 9,848,000	$ 6,545,966
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		3,220,000	0
TOTAL CANADA			6,545,966
Cayman Islands - 1.3%
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		5,760,000	5,233,306
Telemovil Finance Co. Ltd. 8% 10/1/17 (e)		8,209,000	8,537,360
TOTAL CAYMAN ISLANDS			13,770,666
Georgia - 1.0%
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (e)		5,015,000	5,142,501
7.75% 7/5/17 (Reg. S)		1,100,000	1,127,966
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (e)		2,435,000	2,447,857
6.875% 5/16/17 (Reg. S)		450,000	452,376
JSC Georgian Railway 7.75% 7/11/22 (e)		1,365,000	1,461,192
TOTAL GEORGIA			10,631,892
Indonesia - 1.8%
PT Pertamina Persero:
4.3% 5/20/23 (e)		1,880,000	1,884,700
4.3% 5/20/23 (Reg S.)		1,000,000	1,002,500
4.875% 5/3/22 (e)		2,270,000	2,364,432
5.25% 5/23/21 (e)		2,200,000	2,340,800
5.625% 5/20/43 (e)		2,184,000	2,121,210
5.625% 5/20/43 (Reg. S)		900,000	874,125
6% 5/3/42 (e)		3,845,000	3,894,985
6.5% 5/27/41 (e)		4,795,000	5,148,631
6.5% 5/27/41 (Reg. S)		700,000	751,625
TOTAL INDONESIA			20,383,008
Ireland - 2.0%
EDC Finance Ltd. 4.875% 4/17/20 (e)		3,465,000	2,865,818
MTS International Funding Ltd. 8.625% 6/22/20 (e)		6,845,000	7,170,685
Sibur Securities Ltd. 3.914% 1/31/18 (e)		2,635,000	2,370,499
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		9,675,000	9,517,298
TOTAL IRELAND			21,924,300
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Kazakhstan - 0.8%
KazMunaiGaz Finance Sub BV 6% 11/7/44 (e)		$ 1,820,000	$ 1,454,635
KazMunaiGaz National Co. 5.75% 4/30/43 (e)		2,820,000	2,214,264
Zhaikmunai International BV:
7.125% 11/13/19 (e)		5,225,000	4,480,438
7.125% 11/13/19 (Reg. S)		450,000	385,875
TOTAL KAZAKHSTAN			8,535,212
Korea (South) - 0.2%
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	104,200,000	1,660,235
Luxembourg - 2.5%
EVRAZ Group SA:
6.5% 4/22/20 (e)		3,335,000	2,928,130
9.5% 4/24/18 (Reg. S)		7,400,000	7,522,988
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		2,725,000	2,677,313
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		2,255,000	2,233,578
RSHB Capital SA:
5.298% 12/27/17 (e)		900,000	848,250
6% 6/3/21 (e)(g)		1,305,000	1,051,830
SB Capital SA 5.5% 2/26/24 (e)(g)		5,730,000	4,402,073
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		2,400,000	1,852,800
7.75% 1/27/18		4,295,000	3,822,550
TOTAL LUXEMBOURG			27,339,512
Malaysia - 0.3%
Petronas Capital Ltd.:
3.125% 3/18/22 (e)		1,780,000	1,793,320
3.5% 3/18/25 (e)		1,895,000	1,912,434
TOTAL MALAYSIA			3,705,754
Mexico - 7.1%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	52,900,000	3,342,860
Comision Federal de Electricid 5.75% 2/14/42 (e)		950,000	1,054,500
Credito Real S.A.B. de CV 7.5% 3/13/19 (e)		1,600,000	1,639,200
Pemex Project Funding Master Trust:
6.625% 6/15/35		8,845,000	10,127,525
6.625% 6/15/38		285,000	320,625
8.625% 12/1/23 (d)		320,000	401,280
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Mexico - continued
Petroleos Mexicanos:
3.5% 1/30/23		$ 3,355,000	$ 3,276,158
4.875% 1/24/22		3,035,000	3,220,894
4.875% 1/18/24		2,820,000	2,984,970
5.5% 1/21/21		3,780,000	4,148,550
5.5% 6/27/44		5,455,000	5,502,731
5.5% 6/27/44 (e)		2,520,000	2,542,050
5.625% 1/23/46 (e)		1,690,000	1,715,350
6.375% 1/23/45		7,555,000	8,446,490
6.5% 6/2/41		7,705,000	8,725,913
6.625% (e)(f)		15,980,000	16,059,900
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		5,285,000	5,476,581
TOTAL MEXICO			78,985,577
Netherlands - 3.4%
GTB Finance BV:
6% 11/8/18 (e)		5,675,000	5,222,135
7.5% 5/19/16 (e)		2,950,000	2,950,000
HSBK BV:
7.25% 5/3/17 (e)		5,530,000	5,558,192
7.25% 5/3/17 (Reg. S)		550,000	552,804
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		875,000	914,375
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,675,000	1,653,560
Majapahit Holding BV 7.75% 1/20/20 (e)		1,035,000	1,220,265
Metinvest BV:
8.75% 2/14/18 (Reg. S)		335,000	137,049
10.5% 11/28/17 (e)		7,480,000	3,366,000
10.5% 11/28/17 (Reg. S)		487,000	219,150
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		2,635,000	2,530,259
Nord Gold NV 6.375% 5/7/18 (e)		4,490,000	4,254,275
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (e)		4,045,000	3,478,296
Petrobras Global Finance BV:
2.3933% 1/15/19 (g)		740,000	641,025
3% 1/15/19		1,835,000	1,584,192
VimpelCom Holdings BV:
9% 2/13/18 (e)	RUB	51,790,000	786,585
9% 2/13/18 (Reg S.)	RUB	178,920,000	2,717,432
TOTAL NETHERLANDS			37,785,594
Nigeria - 0.5%
Zenith Bank PLC 6.25% 4/22/19 (e)		6,285,000	5,750,775
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Paraguay - 0.3%
BBVA Paraguay SA 9.75% 2/11/16 (e)		$ 3,300,000	$ 3,468,839
Philippines - 0.5%
Development Bank of Philippines 8.375% (f)(g)		5,335,000	5,652,523
Tunisia - 0.3%
Banque Centrale de Tunisie 5.75% 1/30/25 (e)		2,785,000	2,809,369
Turkey - 0.3%
Finansbank A/S 5.5% 5/11/16 (Reg. S)		3,700,000	3,751,060
United Kingdom - 0.8%
Afren PLC:
6.625% 12/9/20 (e)		3,810,000	1,714,500
10.25% 4/8/19 (Reg. S)		5,114,000	2,378,010
Biz Finance PLC:
8.375% 4/27/15 (Reg. S)		2,155,000	1,077,500
8.75% 1/22/18 (State Export-Import Bank of Ukraine JSC for Biz Finance PLC)(Reg. S)		1,000,000	401,000
DTEK Finance PLC 7.875% 4/4/18 (Reg. S)		200,000	70,000
Ferrexpo Finance PLC 10.375% 4/7/19 (e)		4,095,000	3,235,050
TOTAL UNITED KINGDOM			8,876,060
United States of America - 0.3%
Southern Copper Corp.:
6.75% 4/16/40		130,000	138,593
7.5% 7/27/35		2,750,000	3,136,485
TOTAL UNITED STATES OF AMERICA			3,275,078
Venezuela - 4.0%
Petroleos de Venezuela SA:
5.375% 4/12/27		6,890,000	2,118,331
5.5% 4/12/37		1,725,000	530,438
6% 11/15/26 (e)		3,745,000	1,166,568
8.5% 11/2/17 (e)		44,415,000	29,313,900
8.5% 11/2/17 (Reg. S)		3,600,000	2,376,000
9% 11/17/21 (Reg. S)		2,515,000	933,065
9.75% 5/17/35 (e)		11,650,000	4,432,825
12.75% 2/17/22 (e)		7,235,000	3,349,262
TOTAL VENEZUELA			44,220,389
TOTAL NONCONVERTIBLE BONDS (Cost $405,848,506)			371,329,573
Government Obligations - 58.2%
		Principal Amount (c)	Value
Argentina - 6.5%
Argentine Republic:
7% 10/3/15		$ 33,125,000	$ 32,114,669
7% 4/17/17		20,180,000	18,969,761
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		6,960,000	7,290,600
City of Buenos Aires:
8.95% 2/19/21 (e)		5,200,000	5,460,000
9.95% 3/1/17 (e)		2,665,000	2,764,938
Provincia de Cordoba 12.375% 8/17/17 (e)		5,240,000	5,433,880
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		1,010,800	990,837
TOTAL ARGENTINA			73,024,685
Armenia - 0.6%
Republic of Armenia:
6% 9/30/20 (e)		4,721,000	4,602,975
7.15% 3/26/25 (e)		1,950,000	1,901,250
TOTAL ARMENIA			6,504,225
Azerbaijan - 0.2%
Azerbaijan Republic 4.75% 3/18/24 (e)		1,300,000	1,294,475
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,250,000	1,148,590
TOTAL AZERBAIJAN			2,443,065
Belarus - 2.6%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		19,115,000	18,706,321
8.95% 1/26/18		10,510,000	9,550,963
TOTAL BELARUS			28,257,284
Bolivia - 0.2%
Plurinational State of Bolivia:
5.95% 8/22/23 (e)		2,170,000	2,243,238
5.95% 8/22/23		185,000	191,244
TOTAL BOLIVIA			2,434,482
Brazil - 3.2%
Brazilian Federative Republic:
5.625% 1/7/41		9,600,000	9,768,000
7.125% 1/20/37		8,745,000	10,384,688
8.25% 1/20/34		7,835,000	10,146,325
10% 1/1/17	BRL	15,885,000	4,732,489
TOTAL BRAZIL			35,031,502
Government Obligations - continued
		Principal Amount (c)	Value
Colombia - 1.9%
Colombian Republic:
5% 6/15/45		$ 2,250,000	$ 2,311,875
5.625% 2/26/44		1,075,000	1,201,313
6.125% 1/18/41		4,395,000	5,208,075
7.375% 9/18/37		3,200,000	4,272,000
10.375% 1/28/33		5,384,000	8,439,420
TOTAL COLOMBIA			21,432,683
Congo - 0.9%
Congo Republic 3.5% 6/30/29 (d)		10,852,458	9,495,901
Costa Rica - 0.7%
Costa Rican Republic:
4.25% 1/26/23 (e)		1,700,000	1,615,000
5.625% 4/30/43 (e)		730,000	634,188
7% 4/4/44 (e)		3,840,000	3,907,200
7.158% 3/12/45 (e)		1,750,000	1,802,500
TOTAL COSTA RICA			7,958,888
Croatia - 1.3%
Croatia Republic:
5.5% 4/4/23 (e)		3,115,000	3,305,794
6% 1/26/24 (e)		1,150,000	1,272,912
6.375% 3/24/21 (e)		3,120,000	3,437,928
6.625% 7/14/20 (e)		2,760,000	3,060,150
6.75% 11/5/19 (e)		3,100,000	3,437,125
TOTAL CROATIA			14,513,909
Dominican Republic - 1.7%
Dominican Republic:
1.139% 8/30/24 (g)		5,670,000	5,494,230
5.875% 4/18/24 (e)		1,020,000	1,068,450
5.875% 4/18/24		470,000	492,325
6.85% 1/27/45 (e)		3,620,000	3,801,000
7.45% 4/30/44 (e)		4,385,000	4,933,125
7.5% 5/6/21 (e)		3,060,000	3,421,080
TOTAL DOMINICAN REPUBLIC			19,210,210
Egypt - 0.1%
Arab Republic of Egypt 6.875% 4/30/40 (e)		550,000	554,813
Government Obligations - continued
		Principal Amount (c)	Value
El Salvador - 0.3%
El Salvador Republic:
7.625% 2/1/41 (e)		$ 1,000,000	$ 1,040,000
7.65% 6/15/35 (Reg. S)		1,375,000	1,440,313
8.25% 4/10/32 (Reg. S)		1,150,000	1,302,375
TOTAL EL SALVADOR			3,782,688
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (e)		1,475,000	1,633,563
Hungary - 1.0%
Hungarian Republic:
5.375% 3/25/24		1,704,000	1,910,610
5.75% 11/22/23		2,793,000	3,211,950
7.625% 3/29/41		4,298,000	6,214,899
TOTAL HUNGARY			11,337,459
Indonesia - 4.3%
Indonesian Republic:
3.375% 4/15/23 (e)		1,615,000	1,582,700
4.875% 5/5/21 (e)		4,990,000	5,432,863
5.25% 1/17/42 (e)		3,195,000	3,350,756
5.375% 10/17/23		1,450,000	1,622,188
5.875% 3/13/20 (e)		2,725,000	3,082,656
6.625% 2/17/37 (e)		3,900,000	4,728,750
6.75% 1/15/44 (e)		3,645,000	4,661,044
7.75% 1/17/38 (e)		8,070,000	11,041,535
7.875% 4/15/19	IDR	20,456,000,000	1,600,496
8.5% 10/12/35 (Reg. S)		7,645,000	11,044,961
TOTAL INDONESIA			48,147,949
Iraq - 0.8%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		11,110,000	9,276,850
Ivory Coast - 0.8%
Ivory Coast 5.75% 12/31/32		9,665,000	9,182,523
Lebanon - 1.3%
Lebanese Republic:
4% 12/31/17		6,736,500	6,660,714
4.75% 11/2/16		1,780,000	1,790,609
5.45% 11/28/19		2,760,000	2,749,622
6.375% 3/9/20		2,570,000	2,647,100
TOTAL LEBANON			13,848,045
Government Obligations - continued
		Principal Amount (c)	Value
Mexico - 3.3%
Comision Federal de Electricid 5.75% 2/14/42 (Reg. S)		$ 600,000	$ 666,000
United Mexican States:
4.6% 1/23/46		1,820,000	1,860,950
4.75% 3/8/44		7,838,000	8,229,900
5.55% 1/21/45		1,640,000	1,922,900
6.05% 1/11/40		8,232,000	10,166,520
6.75% 9/27/34		6,535,000	8,724,225
7.5% 4/8/33		1,800,000	2,560,500
8.3% 8/15/31		1,740,000	2,670,900
TOTAL MEXICO			36,801,895
Morocco - 0.4%
Moroccan Kingdom:
4.25% 12/11/22 (e)		2,805,000	2,903,175
5.5% 12/11/42 (e)		1,250,000	1,390,988
TOTAL MOROCCO			4,294,163
Netherlands - 0.2%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,600,000	1,597,328
Nigeria - 0.0%
Central Bank of Nigeria warrants 11/15/20 (h)		3,750	384,738
Pakistan - 1.4%
Islamic Republic of Pakistan:
7.125% 3/31/16 (e)		7,756,000	7,930,510
7.125% 3/31/16 (Reg. S)		100,000	102,250
7.25% 4/15/19 (e)		6,165,000	6,336,973
8.25% 4/15/24 (e)		1,150,000	1,212,043
TOTAL PAKISTAN			15,581,776
Panama - 0.7%
Panamanian Republic:
3.75% 3/16/25		1,800,000	1,845,000
6.7% 1/26/36		1,300,000	1,703,000
8.875% 9/30/27		1,265,000	1,862,713
9.375% 4/1/29		1,170,000	1,790,100
TOTAL PANAMA			7,200,813
Government Obligations - continued
		Principal Amount (c)	Value
Peru - 0.8%
Peruvian Republic:
4% 3/7/27 (d)		$ 3,350,000	$ 3,350,000
8.75% 11/21/33		3,755,000	5,965,756
TOTAL PERU			9,315,756
Philippines - 1.4%
Philippine Republic:
7.75% 1/14/31		3,850,000	5,782,084
9.5% 2/2/30		3,270,000	5,493,600
10.625% 3/16/25		2,635,000	4,288,463
TOTAL PHILIPPINES			15,564,147
Romania - 0.8%
Romanian Republic:
4.375% 8/22/23 (e)		2,308,000	2,469,560
6.125% 1/22/44 (e)		3,368,000	4,283,086
6.75% 2/7/22 (e)		1,651,000	1,997,710
TOTAL ROMANIA			8,750,356
Russia - 5.0%
Russian Federation:
4.875% 9/16/23 (e)		2,075,000	1,996,565
5.625% 4/4/42 (e)		3,800,000	3,610,456
5.875% 9/16/43 (e)		7,000,000	6,798,750
7.5% 3/31/30 (Reg. S)		16,129,375	18,506,845
12.75% 6/24/28 (Reg. S)		15,595,000	24,029,400
TOTAL RUSSIA			54,942,016
Serbia - 1.2%
Republic of Serbia:
5.25% 11/21/17 (e)		1,580,000	1,638,223
5.875% 12/3/18 (e)		3,410,000	3,614,600
6.75% 11/1/24 (e)		5,805,093	5,899,426
7.25% 9/28/21 (e)		2,200,000	2,535,280
TOTAL SERBIA			13,687,529
South Africa - 0.1%
South African Republic 5.875% 9/16/25		1,195,000	1,368,514
Sri Lanka - 1.1%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (e)		1,350,000	1,348,313
5.875% 7/25/22 (e)		1,545,000	1,565,471
Government Obligations - continued
		Principal Amount (c)	Value
Sri Lanka - continued
Democratic Socialist Republic of Sri Lanka: - continued
6% 1/14/19 (e)		$ 2,615,000	$ 2,680,375
6.25% 10/4/20 (e)		4,170,000	4,305,525
6.25% 7/27/21 (e)		2,520,000	2,605,050
TOTAL SRI LANKA			12,504,734
Tanzania - 0.1%
United Republic of Tanzania 6.3971% 3/9/20 (g)		1,190,000	1,225,700
Turkey - 6.0%
Turkish Republic:
4.875% 4/16/43		1,675,000	1,654,063
5.125% 3/25/22		2,815,000	3,000,086
5.625% 3/30/21		3,275,000	3,582,031
6.25% 9/26/22		3,125,000	3,554,688
6.75% 4/3/18		4,400,000	4,872,472
6.75% 5/30/40		3,965,000	4,906,212
6.875% 3/17/36		8,220,000	10,180,634
7% 3/11/19		2,670,000	3,030,183
7.25% 3/5/38		5,545,000	7,189,647
7.375% 2/5/25		8,225,000	10,205,580
7.5% 11/7/19		5,855,000	6,835,713
8% 2/14/34		1,900,000	2,602,810
11.875% 1/15/30		2,920,000	5,147,872
TOTAL TURKEY			66,761,991
Ukraine - 0.7%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		2,145,000	808,751
Ukraine Government:
6.875% 9/23/15 (Reg. S)		4,975,000	2,206,910
7.8% 11/28/22 (e)		2,830,000	1,109,247
7.95% 2/23/21 (e)		1,125,000	440,055
9.25% 7/24/17 (e)		6,580,000	2,606,338
TOTAL UKRAINE			7,171,301
United States of America - 1.5%
U.S. Treasury Bonds 2.5% 2/15/45		16,230,000	16,090,519
Uruguay - 0.7%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		5,210,000	7,398,200
Government Obligations - continued
		Principal Amount (c)	Value
Venezuela - 3.1%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		$ 57,010	$ 399,070
5.75% 2/26/16 (Reg S.)		22,225,000	17,057,688
9% 5/7/23 (Reg. S)		6,755,000	2,414,913
9.25% 9/15/27		3,535,000	1,410,465
9.25% 5/7/28 (Reg. S)		3,420,000	1,222,650
9.375% 1/13/34		2,490,000	913,830
11.75% 10/21/26 (Reg. S)		4,620,000	1,859,550
11.95% 8/5/31 (Reg. S)		13,490,000	5,490,430
12.75% 8/23/22		7,550,000	3,303,125
13.625% 8/15/18		968,000	624,360
TOTAL VENEZUELA			34,696,081
Vietnam - 1.1%
Vietnamese Socialist Republic:
1.2139% 3/12/16 (g)		763,652	759,834
4% 3/12/28 (d)		9,799,167	9,786,918
4.8% 11/19/24 (e)		1,580,000	1,645,175
TOTAL VIETNAM			12,191,927
Zambia - 0.0%
Republic of Zambia 5.375% 9/20/22 (e)		465,000	424,429
TOTAL GOVERNMENT OBLIGATIONS (Cost $652,822,630)			646,024,637
Sovereign Loan Participations - 0.5%

Indonesia - 0.5%
Indonesian Republic loan participation:
Goldman Sachs 1.1875% 12/14/19 (g)		3,363,932	3,271,424
Mizuho 1.1875% 12/14/19 (g)		2,716,923	2,642,207
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $5,879,859)			5,913,631
Preferred Securities - 2.1%

Brazil - 0.7%
Cosan Overseas Ltd. 8.25% (f)		2,550,000	2,547,057
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f)		5,470,000	5,564,775
TOTAL BRAZIL			8,111,832
Preferred Securities - continued
		Principal Amount (c)	Value
British Virgin Islands - 0.2%
Magnesita Finance Ltd.:
8.625% (e)(f)		$ 1,895,000	$ 1,517,145
8.625% (Reg. S) (f)		300,000	240,181
TOTAL BRITISH VIRGIN ISLANDS			1,757,326
Cayman Islands - 1.2%
Banco Do Brasil SA 9% (e)(f)(g)		1,890,000	1,677,459
CSN Islands XII Corp. 7% (Reg. S) (f)		4,515,000	3,047,814
Odebrecht Finance Ltd.:
7.5% (e)(f)		10,275,000	8,617,319
7.5% (Reg. S) (f)		300,000	251,601
TOTAL CAYMAN ISLANDS			13,594,193
TOTAL PREFERRED SECURITIES (Cost $26,765,510)			23,463,351
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.14% (a) (Cost $50,924,116)	50,924,116	50,924,116
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,142,240,621)		1,097,655,308
NET OTHER ASSETS (LIABILITIES) - 1.0%		11,162,459
NET ASSETS - 100%		$ 1,108,817,767
Currency Abbreviations
BRL	-	Brazilian real
IDR	-	Indonesian rupiah
INR	-	Indian rupee
MXN	-	Mexican peso
RUB	-	Russian ruble
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $443,470,329 or 40.0% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,024
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 371,329,573	$ -	$ 371,329,573	$ -
Government Obligations	646,024,637	-	641,515,733	4,508,904
Sovereign Loan Participations	5,913,631	-	-	5,913,631
Preferred Securities	23,463,351	-	23,463,351	-
Money Market Funds	50,924,116	50,924,116	-	-
Total Investments in Securities:	$ 1,097,655,308	$ 50,924,116	$ 1,036,308,657	$ 10,422,535
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Government Obligations
Beginning Balance	$ 15,755,953
Net Realized Gain (Loss) on Investment Securities	(35,561)
Net Unrealized Gain (Loss) on Investment Securities	(40,015)
Cost of Purchases	-
Proceeds of Sales	(3,244,523)
Amortization/Accretion	12,801
Transfers into Level 3	-
Transfers out of Level 3	(7,939,751)
Ending Balance	$ 4,508,904
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2015	$ (89,833)
Other Investments in Securities
Beginning Balance	$ 7,510,538
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	20,260
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	10,144
Transfers into Level 3	-
Transfers out of Level 3	(1,627,311)
Ending Balance	$ 5,913,631
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2015	$ 20,260

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $1,128,735,341. Net unrealized depreciation aggregated $31,080,033, of which $48,194,661 related to appreciated investment securities and $79,274,694 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 1, 2015